Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets

14. Intangible Assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2017	IFRS 15 adoption and reclassifications (i)	Fair value CBLSA Retrospective effect (ii)	Balance on 12/31/2017 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance TEAS (iii)	Balance on 12/31/2018
Cost:
Goodwill (a)	—	1,578,157	—	(53,866)	1,524,291	—	—	—	—	—	797	1,525,088
Software (b)	5	853,079	—	—	853,079	223,964	—	(1,258)	(15,401)	2,053	49	1,062,486
Technology (c)	5	32,617	—	—	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	55,069	—	—	55,069	11,117	—	—	(2,154)	—	—	64,032
Distribution rights	8	4,273,379	(4,145,188)	14,478	142,669	690	—	(350)	—	(20)	—	142,989
Brands (e)	—	113,543	—	—	113,543	—	—	—	—	7,028	—	120,571
Trademark rights (e)	39	—	—	114,792	114,792	—	—	—	—	—	—	114,792
Others (f)	10	40,514	—	—	40,514	1,822	—	—	—	945	—	43,281

		6,946,358	(4,145,188)	75,404	2,876,574	237,593	—	(1,608)	(17,555)	10,006	846	3,105,856

Accumulated amortization:
Software		(456,799)	—	—	(456,799)	—	(79,845)	59	28	(832)	(49)	(537,438)
Technology		(32,541)	—	—	(32,541)	—	(72)	—	—	—	—	(32,613)
Commercial property rights		(21,292)	—	—	(21,292)	—	(4,679)	—	2,040	—	—	(23,931)
Distribution rights		(2,677,057)	2,580,353	—	(96,704)	—	(10,018)	125	—	—	—	(106,597)
Trademark rights		—	—	—	—	—	(3,182)	—	—	—	—	(3,182)
Others		(31,196)	—	—	(31,196)	—	(1,538)	—	—	(6)	—	(32,740)

		(3,218,885)	2,580,353	—	(638,532)	—	(99,334)	184	2,068	(838)	(49)	(736,501)

Net amount		3,727,473	(1,564,835)	75,404	2,238,042	237,593	(99,334)	(1,424)	(15,487)	9,168	797	2,369,355

	Weighted average useful life (years)	Balance on 12/31/2016	IFRS 15 adoption and reclassifications (i)	Balance on 1/1/2017 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Fair value CBLSA(ii)	Balance on 12/31/2017 Restated (i)
Cost:
Goodwill (a)	—	1,454,484	—	1,454,484	—	—	—	—	—	69,807	1,524,291
Software (b)	5	641,691	—	641,691	207,703	—	2,447	(1,193)	2,431	—	853,079
Technology (c)	5	32,617	—	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	43,258	—	43,258	13,837	—	(68)	(1,958)	—	—	55,069
Distribution rights	6	3,651,316	(3,525,777)	125,539	—	—	—	—	—	17,130	142,669
Brands (e)	—	112,936	—	112,936	—	—	—	—	607	—	113,543
Trademark rights (e)	39	—	—	—	—	—	—	—	—	114,792	114,792
Others (f)	10	39,172	—	39,172	420	—	—	—	922	—	40,514

		5,975,474	(3,525,777)	2,449,697	221,960	—	2,379	(3,151)	3,960	201,729	2,876,574

Accumulated amortization:
Software		(396,702)	—	(396,702)	—	(59,579)	(5)	1,191	(1,704)	—	(456,799)
Technology		(32,469)	—	(32,469)	—	(72)	—	—	—	—	(32,541)
Commercial property rights		(19,568)	—	(19,568)	—	(3,689)	8	1,957	—	—	(21,292)
Distribution rights		(2,131,826)	2,045,814	(86,012)	—	—	—	—	—	(10,692)	(96,704)
Others		(23,310)	—	(23,310)	—	(7,883)	—	—	(3)	—	(31,196)

		(2,603,875)	2,045,814	(558,061)	—	(71,223)	3	3,148	(1,707)	(10,692)	(638,532)

Net amount		3,371,599	(1,479,963)	1,891,636	221,960	(71,223)	2,382	(3)	2,253	191,037	2,238,042

	Weighted average useful life (years)	Balance on 12/31/2015	IFRS 15 adoption and reclassifications (i)	Balance on 1/1/2016 – Restated (i)	Additions	Amortization	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016 Restated (i)
Cost:
Goodwill (a)	—	1,456,179	—	1,456,179	—	—	—	(1,695)	—	1,454,484
Software (b)	5	539,522	—	539,522	99,734		7,601	(7)	(5,159)	641,691
Technology (c)	5	32,617	—	32,617	—	—	—	—	—	32,617
Commercial property rights (d)	10	36,588	—	36,588	7,303	—		(633)	—	43,258
Distribution rights	5	3,278,487	(2,993,263)	285,224	11,013	—	(170,698)	—	—	125,539
Brands (e)	—	120,944	—	120,944	—	—	—	—	(8,008)	112,936
Others (f)	4	46,951	—	46,951	607	—	(5,960)	(980)	(1,446)	39,172

		5,511,288	(2,993,263)	2,518,025	118,657	—	(169,057)	(3,315)	(14,613)	2,449,697

Accumulated amortization:
Software		(350,760)	—	(350,760)	—	(49,380)	(2)	7	3,433	(396,702)
Technology		(31,256)	—	(31,256)	—	(1,213)	—	—	—	(32,469)
Commercial property rights		(16,979)	—	(16,979)	—	(3,148)	—	559	—	(19,568)
Distribution rights		(1,802,989)	1,561,666	(241,323)	—	(9,200)	164,511	—	—	(86,012)
Others		(15,369)	—	(15,369)	—	(7,835)	(83)	—	(23)	(23,310)

		(2,217,353)	1,561,666	(655,687)	—	(70,776)	164,426	566	3,410	(558,061)

		3,293,935	(1,431,597)	1,862,338	118,657	(70,776)	(4,631)	(2,749)	(11,203)	1,891,636

(i)	See Note 2.x.
(ii)	See Note 3.c.
(iii)	See Note 3.d.
(iv)	Refers to amounts transferred to property, plant, and equipment and trade receivables.

The amortization expenses were recognized in the financial statements as shown below:

	12/31/2018	12/31/2017	12/31/2016
		Restated (i)	Restated (i)
Inventories and cost of products and services sold	15,044	2,165	11,437
Selling and marketing	8,920	11,689	13,352
General and administrative	75,370	57,369	47,358

	99,334	71,223	72,147

(i)	See Note 2.x.

a. Goodwill

The balance of the goodwill is tested annually for impairment and presents the following acquisitions:

	Segment	12/31/2018	12/31/2017
			Restated (i)
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Ipiranga	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
CBLSA (1)	Ipiranga	69,807	69,807
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS (2)	Ultracargo	797	—
Others	Oxiteno	583	583

		1,525,088	1,524,291

(1)	See Note 3.c.
(2)	See Note 3.d.

On December 31, 2018, the Company tested the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections and future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs, to which goodwill is related. The main key-assumptions used by the Company to calculate the value in use are described below:

Period of evaluation: the evaluation of the value in use is calculated for a period of five years (except the Extrafarma segment), after which the Company calculate the perpetuity, considering the possibility of carrying the business on indefinitely. For the Extrafarma segment, a period of ten years was used due to a four-year period of maturity of new stores.

Discount and real growth rates: on December 31, 2018, the discount and real growth rates used to extrapolate the projections ranged from 8.4% to 13.9% and from 0% to 1% p.a., respectively, depending on the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin: considers the budget prepared for 2019 and the long-term strategic plan prepared by management and approved by the Board of Directors.

The goodwill impairment tests and net assets of the Company and its subsidiaries result in the recognition of impairment in the amount of R$ 5,565 for subsidiary Oxiteno Andina for the year ended December 31, 2018 (see Note 2.s.1.ii). The main reason for the impairment recognized is Venezuela’s political and economic situation.

The Company assessed a sensitivity analysis of discount and growth rate of perpetuity, due to their significant impact on cash flows and value in use. An increase of 0.5 percentage points in the discount rate or a decrease of 0.5 percentage points in the growth rate of the perpetuity of the cash flow of each business segment would not result in the recognition of impairment.

b. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries, such as: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems.

c. Technology

The subsidiaries Oxiteno S.A., Oxiteno Nordeste and Oleoquímica recognize as technology certain rights of use held by them. Such licenses include the production of ethylene oxide, ethylene glycols, ethanolamines, glycol ethers, ethoxylates, solvents, fatty acids from vegetable oils, fatty alcohols, and specialty chemicals, which are products that are supplied to various industries.

d. Commercial property rights

Include those described below:

•

Subsidiary Tequimar has an agreement with CODEBA – Companhia das Docas do Estado da Bahia, which allows it to explore the area in which the Aratu Terminal is located for 20 years, renewable for a similar period. The price paid by Tequimar was R$ 12,000, which is being amortized from August 2002 to July 2042.

•

Subsidiary Tequimar has a lease contract for an area adjacent to the Port of Santos for 20 years from December 2002, renewable for a similar period, which allows the construction, operation, and use of a terminal for liquid bulk unloading, tank storage, handling, and distribution. The price paid by Tequimar was R$ 4,334, which is being amortized from August 2005 to December 2022.

•

Subsidiary Extrafarma pays key money to obtain certain commercial establishments to open drugstores which is stated at the cost of acquisition, amortized using the straight-line method, considering the lease contract terms. In the case of the closedown of stores, the residual amount is written off.

e. Brands and Trademark rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and of the Extrafarma brand, acquired in the business combination, and Chevron and Texaco trademark rights.

f. Other intangibles

Refers mainly to the loyalty program “Clube Extrafarma”.